Retirement Benefit and Other Post-retirement Obligations - Summary of of Quoted and Non Quoted Market Price (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	80.00%	75.00%
No quoted market price	20.00%	25.00%
Insurance [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	43.00%	29.00%
Non-UK equities [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	2.00%	2.00%
Fixed-interest securities [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	7.00%	2.00%
Property [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	5.00%	7.00%
Pooled asset investment funds [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	30.00%	44.00%
Other [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	13.00%	16.00%